Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 26, 2023	May 24, 2022
Disclosure of classes of share capital [line items]
Amount recorded in deficit	$ (2,567)	$ (2,514)
Percentage of public float of common shares			729.00%	716.00%
Shares repurchased but not cancelled	181,800	164,300
Payments for shares repurchased but not cancelled	$ 2	$ 2
Percentage of public float of common shares			729.00%	716.00%
NCIB Program
Disclosure of classes of share capital [line items]
Total shares purchased	7,537,500	4,342,300
Average purchase price per share	$ 11.49	$ 12.48
Total cost (millions)	$ 87	$ 54
Book value of shares cancelled	80	46
Amount recorded in deficit	$ (7)	$ (8)
Repurchase of maximum common shares (in shares)			14,000,000	14,000,000
Repurchase of maximum common shares (in shares)			14,000,000	14,000,000